FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05914
                                   ------------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                     -------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  954/527-7500
                                                    -------------

Date of fiscal year end:   12/31
                         ----------

Date of reporting period:   3/31/08
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Templeton Global Opportunities Trust

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2008

CONTENTS
Statement of Investments .................................................     3
Notes to Statement of Investments ........................................     9


                     (FRANKLIN TEMPLETON INVESTMENTS LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Templeton Global Opportunities Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

                                                            INDUSTRY            SHARES/UNITS        VALUE
                                                   --------------------------   ------------   --------------
    LONG TERM INVESMENTS 92.7%
    COMMON STOCKS AND OTHER EQUITY INTERESTS
       92.1%
    AUSTRALIA 0.6%
    Alumina Ltd. ...............................         Metals & Mining           1,150,000   $    5,990,615
                                                                                               --------------
    BELGIUM 0.3%
    Agfa Gevaert NV ............................        Leisure Equipment            356,460        2,784,874
                                                           & Products
(a) Agfa Gevaert NV, 144A ......................        Leisure Equipment             21,900          171,096
                                                           & Products
                                                                                               --------------
                                                                                                    2,955,970
                                                                                               --------------
    BERMUDA 0.7%
    ACE Ltd. ...................................            Insurance                 94,225        5,188,028
    XL Capital Ltd., A .........................            Insurance                 69,790        2,062,295
                                                                                               --------------
                                                                                                    7,250,323
                                                                                               --------------
    BRAZIL 2.4%
    Companhia de Saneamento Basico do Estado de
       Sao Paulo ...............................         Water Utilities             171,320        3,765,285
    Companhia de Saneamento de Minas Gerais ....         Water Utilities             202,220        2,969,846
    Petroleo Brasileiro SA, ADR ................      Oil, Gas & Consumable
                                                              Fuels                  187,300       19,125,203
                                                                                               --------------
                                                                                                   25,860,334
                                                                                               --------------
    CHINA 5.9%
    BYD Co. Ltd., H ............................      Electrical Equipment         4,168,600        7,657,946
(a) China Coal Energy Co., H, 144A .............      Oil, Gas & Consumable
                                                             Fuels                   394,000          686,344
    China Life Insurance Co. Ltd., H ...........            Insurance              1,515,000        5,206,219
    China Mobile Ltd. ..........................   Wireless Telecommunication
                                                            Services                614,500         9,141,479
(b) China Pharmaceutical Group Ltd. ............         Pharmaceuticals          25,503,000        7,666,430
    China Resources Power Holdings Co. Ltd. ....        Independent Power
                                                   Producers & Energy Traders      7,960,000       15,645,538
    China Shenhua Energy Co. Ltd., H ...........      Oil, Gas & Consumable
                                                              Fuels                  972,000        3,883,405
    China Telecom Corp. Ltd., H ................           Diversified
                                                   Telecommunication Services      5,934,000        3,720,089
    PetroChina Co. Ltd., H .....................      Oil, Gas & Consumable
                                                              Fuels                1,770,000        2,210,169
    Shanghai Electric Group Co. Ltd. ...........      Electrical Equipment         6,205,000        3,786,356
(b) TCL Multimedia Technology Holdings Ltd. ....       Household Durables          8,502,000          354,969
    Weiqiao Textile Co. Ltd., H ................   Textiles, Apparel & Luxury
                                                              Goods                2,234,500        2,870,558
                                                                                               --------------
                                                                                                   62,829,502
                                                                                               --------------
    EGYPT 0.4%
    Egyptian Mobile Services ...................   Wireless Telecommunication
                                                            Services                 108,260        3,915,701
                                                                                               --------------
    FRANCE 4.7%
    AXA SA .....................................            Insurance                102,318        3,712,621
    Electricite de France ......................       Electric Utilities             48,870        4,250,718
    France Telecom SA ..........................           Diversified
                                                   Telecommunication Services        196,010        6,589,423
    Sanofi-Aventis .............................         Pharmaceuticals             217,856       16,339,378
    Suez SA ....................................         Multi-Utilities             110,374        7,241,630
(b) Thomson SA .................................       Household Durables            332,170        2,306,761
    Total SA, B ................................      Oil, Gas & Consumable
                                                              Fuels                  107,908        8,011,439
    Valeo SA ...................................         Auto Components              48,623        1,927,751
                                                                                               --------------
                                                                                                   50,379,721
                                                                                               --------------


                     Quarterly Statement of Investments | 3

Templeton Global Opportunities Trust

                                                            INDUSTRY            SHARES/UNITS        VALUE
                                                   --------------------------   ------------   --------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS
       (CONTINUED)
    GERMANY 3.4%
    Bayerische Motoren Werke AG ................           Automobiles               109,760   $    6,070,127
    Celesio AG .................................      Health Care Providers
                                                           & Services                 98,600        4,912,935
    Commerzbank AG .............................        Commercial Banks             133,400        4,198,272
    Deutsche Post AG ...........................     Air Freight & Logistics         131,260        4,014,909
    E.ON AG ....................................       Electric Utilities             57,480       10,723,185
    Siemens AG, ADR ............................    Industrial Conglomerates          65,140        7,096,352
                                                                                               --------------
                                                                                                   37,015,780
                                                                                               --------------
    HONG KONG 1.0%
    Cheung Kong (Holdings) Ltd. ................     Real Estate Management
                                                          & Development              512,000        7,268,056
    Hutchison Whampoa Ltd., ADR ................    Industrial Conglomerates          26,100        1,234,530
    Swire Pacific Ltd., A ......................     Real Estate Management
                                                          & Development              145,000        1,635,492
(b) TCL Communication Technology Holdings
       Ltd. ....................................    Communications Equipment       4,897,186          188,736
                                                                                               --------------
                                                                                                   10,326,814
                                                                                               --------------
    INDIA 1.3%
    Hindustan Petroleum Corp. Ltd. .............      Oil, Gas & Consumable
                                                              Fuels                  275,410        1,758,551
    Satyam Computer Services Ltd. ..............           IT Services               663,800        6,542,650
    Tata Motors Ltd. ...........................            Machinery                350,970        5,466,207
                                                                                               --------------
                                                                                                   13,767,408
                                                                                               --------------
    ISRAEL 0.2%
(b) Check Point Software Technologies Ltd. .....            Software                  76,200        1,706,880
                                                                                               --------------
    ITALY 2.6%
    Eni SpA ....................................      Oil, Gas & Consumable
                                                              Fuels                  184,151        6,277,943
    Mediaset SpA ...............................              Media                1,231,550       11,390,407
    UniCredit SpA ..............................        Commercial Banks           1,545,960       10,345,552
                                                                                               --------------
                                                                                                   28,013,902
                                                                                               --------------
    JAPAN 9.3%
    Aiful Corp. ................................        Consumer Finance             499,805        8,022,335
    Hitachi Ltd. ...............................      Electronic Equipment
                                                          & Instruments              466,000        2,761,101
    Komatsu Ltd. ...............................            Machinery                141,000        3,908,617
    Mabuchi Motor Co. Ltd. .....................      Electronic Equipment
                                                          & Instruments               59,500        2,869,267
    Mitsubishi UFJ Financial Group Inc. ........        Commercial Banks           1,650,000       14,226,277
    NEC Corp. ..................................     Computers & Peripherals         175,000          666,700
    NGK Spark Plug Co. Ltd. ....................         Auto Components             693,000        9,004,241
    Nintendo Co. Ltd. ..........................            Software                  33,200       17,108,426
    Nippon Telegraph & Telephone Corp. .........           Diversified
                                                   Telecommunication Services            400        1,724,397
    Nissan Motor Co. Ltd. ......................           Automobiles               545,000        4,502,281
    NOK Corp. ..................................         Auto Components             296,300        6,059,973
    Nomura Holdings Inc. .......................         Capital Markets             213,300        3,186,295
    Olympus Corp. ..............................      Health Care Equipment
                                                           & Supplies                 88,300        2,673,477
    Shinsei Bank Ltd. ..........................        Commercial Banks           3,960,000       13,061,707


                     4 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

                                                            INDUSTRY            SHARES/UNITS        VALUE
                                                   --------------------------   ------------   --------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS
       (CONTINUED)
    JAPAN (CONTINED)
    Sompo Japan Insurance Inc. .................            Insurance                 44,000   $      388,190
    Sony Corp. .................................        Household Durables            82,800        3,295,564
    USS Co. Ltd. ...............................         Specialty Retail             86,110        5,956,780
                                                                                               --------------
                                                                                                   99,415,628
                                                                                               --------------
    MEXICO 1.3%
    Kimberly Clark de Mexico SAB de CV, A ......        Household Products           445,600        1,980,417
    Telefonos de Mexico SAB de CV (Telmex), L,
       ADR .....................................           Diversified
                                                   Telecommunication Services        311,040       11,695,104
                                                                                               --------------
                                                                                                   13,675,521
                                                                                               --------------
    NETHERLANDS 1.6%
    ING Groep NV ...............................      Diversified Financial
                                                            Services                 288,510       10,801,029
    Koninklijke Philips Electronics NV .........    Industrial Conglomerates         163,503        6,252,716
                                                                                               --------------
                                                                                                   17,053,745
                                                                                               --------------
    NEW ZEALAND 0.2%
    Fisher & Paykel Healthcare Corp. Ltd. ......     Health Care Equipment &
                                                            Supplies               1,166,850        2,689,967
                                                                                               --------------
    RUSSIA 1.2%
    Gazprom, ADR ...............................      Oil, Gas & Consumable
                                                              Fuels                  260,200       13,179,130
                                                                                               --------------
    SINGAPORE 0.3%
    DBS Group Holdings Ltd. ....................         Commercial Banks            215,000        2,811,989
                                                                                               --------------
    SOUTH KOREA 4.1%
    Bank of Pusan ..............................         Commercial Banks            217,610        2,724,657
    Daegu Bank Co. Ltd. ........................         Commercial Banks            175,690        2,359,446
    Hana Financial Group Inc. ..................         Commercial Banks            158,577        6,484,948
    Hyundai Motor Co. Ltd. .....................           Automobiles               162,330       12,932,637
    Kookmin Bank ...............................         Commercial Banks             73,720        4,123,883
    Korea Electric Power Corp., ADR ............        Electric Utilities           234,530        3,527,331
    KT Corp., ADR ..............................           Diversified
                                                   Telecommunication Services        165,185        3,923,144
    Samsung Electronics Co. Ltd. ...............        Semiconductors &
                                                     Semiconductor Equipment           8,630        5,428,879
    SK Telecom Co. Ltd., ADR ...................   Wireless Telecommunication
                                                            Services                  92,600        2,001,086
                                                                                               --------------
                                                                                                   43,506,011
                                                                                               --------------
    SPAIN 2.2%
    Banco Santander SA .........................         Commercial Banks            322,500        6,423,602
    Iberdrola SA, Br. ..........................        Electric Utilities           238,504        3,696,551
    Repsol YPF SA ..............................      Oil, Gas & Consumable
                                                              Fuels                  161,820        5,583,055
    Telefonica SA ..............................           Diversified
                                                   Telecommunication Services        259,975        7,467,798
                                                                                               --------------
                                                                                                   23,171,006
                                                                                               --------------
    SWEDEN 1.0%
    Atlas Copco AB, A ..........................            Machinery                290,960        4,967,944
    Nordea Bank AB .............................         Commercial Banks            236,730        3,834,925


                     Quarterly Statement of Investments | 5

Templeton Global Opportunities Trust

                                                            INDUSTRY            SHARES/UNITS        VALUE
                                                   --------------------------   ------------   --------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS
       (CONTINUED)
    SWEDEN (CONTINUED)
    Securitas AB, B ............................      Commercial Services &
                                                             Supplies                140,800      $ 1,859,301
    Securitas Systems AB, B ....................      Commercial Services &
                                                             Supplies                140,800          409,757
                                                                                               --------------
                                                                                                   11,071,927
                                                                                               --------------
    SWITZERLAND 4.3%
    Lonza Group AG .............................      Life Sciences Tools &
                                                             Services                 97,950       12,985,721
    Nestle SA ..................................          Food Products                8,740        4,366,041
    Novartis AG ................................         Pharmaceuticals             218,480       11,194,516
    Swiss Reinsurance Co. ......................            Insurance                 87,098        7,605,951
    UBS AG .....................................         Capital Markets             363,140       10,549,849
                                                                                               --------------
                                                                                                   46,702,078
                                                                                               --------------
    TAIWAN 4.4%
    Chunghwa Telecom Co. Ltd. ..................           Diversified
                                                   Telecommunication Services      4,378,000       11,511,574
    Chunghwa Telecom Co. Ltd., ADR .............           Diversified
                                                   Telecommunication Services        114,341        2,975,153
    Lite-On Technology Corp. ...................     Computers & Peripherals       5,968,000        6,942,732
    Lite-on Technology Corp., GDR ..............     Computers & Peripherals         123,073        1,431,741
    Mega Financial Holding Co. Ltd. ............        Commercial Banks          14,688,000       11,528,245
    Taiwan Semiconductor Manufacturing Co.
       Ltd. ....................................        Semiconductors &
                                                     Semiconductor Equipment       6,441,000       13,375,032
                                                                                               --------------
                                                                                                   47,764,477
                                                                                               --------------
    THAILAND 2.2%
    Airports of Thailand Public Co. Ltd., fgn. .         Transportation
                                                          Infrastructure           2,135,400        3,867,741
    BEC World Public Co. Ltd., fgn. ............              Media                4,081,800        3,696,578
    Krung Thai Bank Public Co. Ltd., fgn. ......        Commercial Banks          15,000,000        4,861,773
    Siam City Bank Public Co. Ltd., fgn. .......        Commercial Banks          21,431,300       11,713,325
                                                                                               --------------
                                                                                                   24,139,417
                                                                                               --------------
    TURKEY 0.6%
    Turkcell Iletisim Hizmetleri AS, ADR .......   Wireless Telecommunication
                                                             Services                327,870        6,849,204
                                                                                               --------------
    UNITED KINGDOM 9.9%
    Aviva PLC ..................................            Insurance                373,290        4,574,403
    BAE Systems PLC ............................       Aerospace & Defense           925,737        8,914,649
    BP PLC .....................................      Oil, Gas & Consumable
                                                              Fuels                  383,840        3,900,060
(b) British Airways PLC ........................            Airlines                 214,800          998,539
    British Energy Group PLC ...................       Electric Utilities          1,574,660       20,405,679
    British Sky Broadcasting Group PLC .........              Media                  215,760        2,382,798
    Cadbury Schweppes PLC ......................          Food Products              225,600        2,478,037
    GlaxoSmithKline PLC ........................         Pharmaceuticals             507,250       10,730,756
    HSBC Holdings PLC ..........................        Commercial Banks             634,800       10,340,515
    Kingfisher PLC .............................        Specialty Retail           1,330,940        3,486,450
    National Grid PLC ..........................         Multi-Utilities             148,743        2,042,649
    Old Mutual PLC .............................            Insurance              1,754,360        3,847,088
    Royal Bank of Scotland Group PLC ...........        Commercial Banks           1,080,110        7,228,880


                     6 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

                                                            INDUSTRY            SHARES/UNITS        VALUE
                                                   --------------------------   ------------   --------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS
       (CONTINUED)
    UNITED KINGDOM (CONTINUED)
    Royal Dutch Shell PLC, A ...................   Oil, Gas & Consumable Fuels        21,030   $      725,569
    Royal Dutch Shell PLC, B ...................   Oil, Gas & Consumable Fuels       256,227        8,628,947
    Shire PLC ..................................         Pharmaceuticals             200,388        3,871,317
    Smiths Group PLC ...........................    Industrial Conglomerates         146,180        2,726,885
    Unilever PLC ...............................          Food Products              132,631        4,471,873
    Yell Group PLC .............................              Media                1,493,890        4,565,522
                                                                                               --------------
                                                                                                  106,320,616
                                                                                               --------------
    UNITED STATES 26.0%
    Accenture Ltd., A ..........................           IT Services               398,070       14,000,122
    American International Group Inc. ..........            Insurance                339,142       14,667,891
(b) Amgen Inc. .................................          Biotechnology              324,140       13,542,569
    Aon Corp. ..................................            Insurance                152,920        6,147,384
    Applera Corp. - Applied Biosystems Group ...      Life Sciences Tools &
                                                             Services                 52,600        1,728,436
(b) Aquila Inc. ................................         Multi-Utilities           7,662,170       24,595,566
    AT&T Inc. ..................................           Diversified
                                                   Telecommunication Services         75,190        2,879,777
(b) BMC Software Inc. ..........................            Software                 236,790        7,700,411
(b) Boston Scientific Corp. ....................     Health Care Equipment &
                                                             Supplies              1,388,380       17,868,450
    Bristol-Myers Squibb Co. ...................         Pharmaceuticals             251,110        5,348,643
(b) Cadence Design Systems Inc. ................            Software                 133,000        1,420,440
    CIGNA Corp. ................................     Health Care Providers &
                                                             Services                 94,500        3,833,865
(b) The DIRECTV Group Inc. .....................              Media                  126,600        3,138,414
(b) Domtar Corp. ...............................     Paper & Forest Products         383,450        2,626,319
    The Dow Chemical Co. .......................            Chemicals                 68,170        2,512,064
    El Paso Corp. ..............................   Oil, Gas & Consumable Fuels       171,300        2,850,432
    Electronic Data Systems Corp. ..............           IT Services               523,040        8,708,616
    General Electric Co. .......................    Industrial Conglomerates         390,920       14,467,949
(b) The Interpublic Group of Cos. Inc. .........              Media                  573,370        4,822,042
(b) Invitrogen Corp. ...........................      Life Sciences Tools &
                                                             Services                 12,480        1,066,666
(a) KKR Private Equity Investors LP, 144A ......         Capital Markets              88,000        1,086,800
    Kraft Foods Inc., A ........................          Food Products              103,000        3,194,030
    Kroger Co. .................................    Food & Staples Retailing         197,800        5,024,120
(b) Lexmark International Inc., A ..............     Computers & Peripherals         352,450       10,827,264
    Liz Claiborne Inc. .........................   Textiles, Apparel & Luxury
                                                              Goods                  489,590        8,886,058
    Merck & Co. Inc. ...........................         Pharmaceuticals             254,220        9,647,649
    Microsoft Corp. ............................            Software                 194,760        5,527,289
(b) Millipore Corp. ............................      Life Sciences Tools &
                                                             Services                 44,700        3,013,227
    News Corp., A ..............................              Media                  672,120       12,602,250
    OfficeMax Inc. .............................        Specialty Retail             426,560        8,164,358
(b) Oracle Corp. ...............................            Software                 328,950        6,434,262
    Pfizer Inc. ................................         Pharmaceuticals             553,084       11,576,048
    PNM Resources Inc. .........................         Multi-Utilities             280,170        3,493,720
    Raytheon Co. ...............................       Aerospace & Defense           109,520        7,076,087
    Sprint Nextel Corp. ........................   Wireless Telecommunication
                                                             Services                285,520        1,910,129
    Target Corp. ...............................        Multiline Retail              90,140        4,568,295


                     Quarterly Statement of Investments | 7

Templeton Global Opportunities Trust

                                                            INDUSTRY            SHARES/UNITS        VALUE
                                                   --------------------------   ------------   --------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    UNITED STATES (CONTINUED)
(b) Tenet Healthcare Corp. .....................     Health Care Providers &
                                                            Services                 191,800   $    1,085,588
    Time Warner Inc. ...........................              Media                  809,740       11,352,555
    United Parcel Service Inc., B ..............     Air Freight & Logistics          70,240        5,128,925
(b) Viacom Inc., B .............................              Media                  118,180        4,682,292
                                                                                               --------------
                                                                                                  279,207,002
                                                                                               --------------
    TOTAL COMMON STOCKS AND OTHER EQUITY
       INTERESTS (COST $870,156,280) ...........                                                  987,570,668
                                                                                               --------------
    PREFERRED STOCK (COST $4,546,285) 0.6%
    BRAZIL 0.6%
    Companhia Vale do Rio Doce, ADR, pfd., A ...         Metals & Mining             203,380        5,928,527
                                                                                               --------------
    TOTAL LONG TERM INVESTMENTS
       (COST $874,702,565) .....................                                                  993,499,195
                                                                                               --------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    SHORT TERM INVESTMENTS 6.7%
    U.S. GOVERNMENT AND AGENCY SECURITIES 6.7%
    FHLB,
(c) 4/01/08 ....................................                                $ 23,899,000       23,899,000
(c) 4/30/08 - 3/03/09 ..........................                                   9,840,000        9,695,129
(c) 8/06/08 ....................................                                  19,500,000       19,362,076
(c) 10/24/08 ...................................                                  19,350,000       19,131,326
                                                                                               --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
       (COST $71,845,063) ......................                                                   72,087,531
                                                                                               --------------
    TOTAL INVESTMENTS
       (COST $946,547,628) 99.4% ...............                                                1,065,586,726
    OTHER ASSETS, LESS LIABILITIES 0.6% ........                                                    6,739,293
                                                                                               --------------
    NET ASSETS 100.0% ..........................                                               $1,072,326,019
                                                                                               ==============

SELECTED PORTFOLIO ABBREVIATIONS

ADR  - American Depository Receipt
FHLB - Federal Home Loan Bank
GDR  - Global Depository Receipt

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2008, the aggregate value of these securities was $1,944,240, representing 0.18% of net assets.

(b)  Non-income producing for the twelve months ended March 31, 2008.

(c)  The security is traded on a discount basis with no stated coupon rate.


 8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Global Opportunities Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     Quarterly Statement of Investments | 9

Templeton Global Opportunities Trust

3. INCOME TAXES

At March 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $ 946,547,628
                                                -------------
Unrealized appreciation .....................   $ 244,459,916
Unrealized depreciation .....................    (125,420,818)
                                                -------------
Net unrealized appreciation (depreciation) ..   $ 119,039,098
                                                =============

4. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

5. FAIR VALUE MEASUREMENTS

The Fund adopted FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


                    10 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

5. FAIR VALUE MEASUREMENTS (CONTINUED)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2008, in valuing the Fund's assets and liabilities carried at fair value:

                                          LEVEL 1       LEVEL 2     LEVEL 3        TOTAL
                                       ------------   -----------   -------   --------------
TEMPLETON GLOBAL OPPORTUNITIES TRUST
   ASSETS:
Investments in Securities ..........   $993,499,195   $72,087,531     $--     $1,065,586,726

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                    Quarterly Statement of Investments | 11


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST


By /s/GALEN G. VETTER
  --------------------------------
     Galen G. Vetter
     Chief Executive Officer -
       Finance and Administration
     Date  May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/GALEN G. VETTER
  --------------------------------
     Galen G. Vetter
     Chief Executive Officer -
       Finance and Administration
     Date  May 27, 2008


By /s/LAURA F. FERGERSON
 ---------------------------------
     Laura F. Fergerson
     Chief Financial Officer and
     Chief Accounting Officer
     Date  May 27, 2008